Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies
Commitments and Contingencies

Note 11. — Commitments and Contingencies

Legal Proceedings

The Company is a defendant in or a party to a number of legal actions or proceedings that arise in the ordinary course of business. In some of these actions and proceedings, claims for monetary damages are asserted against the Company. In view of the inherent difficulty of predicting the outcome of such legal actions and proceedings, the Company generally cannot predict what the eventual outcome of the pending matters will be, what the timing of the ultimate resolution of these matters will be, or what the eventual loss related to each pending matter may be, if any.

In accordance with applicable accounting guidance, the Company establishes an accrued liability for litigation when those matters present loss contingencies that are both probable and estimable. In any case, there may be an exposure to losses in excess of any such amounts whether accrued or not. Any estimated loss is subject to significant judgment and is based upon currently available information, a variety of assumptions, and known and unknown uncertainties. The matters underlying the estimated loss will change from time to time, and actual results may vary significantly from the current estimate. Therefore, an estimate of possible loss represents what the Company believes to be an estimate of possible loss only for certain matters meeting these criteria. It does not represent the Company’s maximum loss exposure.

Based on the Company’s current understanding of these pending legal actions and proceedings, management does not believe that judgments or settlements arising from pending or threatened legal matters, individually or in the aggregate, will have a material adverse effect on the consolidated financial position, operating results or cash flows of the Company. However, in light of the inherent uncertainties involved in these matters, some of which are beyond the Company’s control, and the very large or indeterminate damages sought in some of these matters, an adverse outcome in one or more of these matters could be material to the Company’s results of operations or cash flows for any particular reporting period.

The legal matter updates summarized below are ongoing and may have an effect on the Company’s business and future financial condition and results of operations:

Timm, et al v. Impac Mortgage Holdings, Inc., et al.

On December 7, 2011, a purported class action was filed in the Circuit Court of Baltimore City (Circuit Court) entitled Timm, et al v. Impac Mortgage Holdings, Inc., et al. (Maryland Action) on behalf of holders of the Company’s 9.375% Series B Cumulative Redeemable Preferred Stock (Preferred B) and 9.125% Series C Cumulative Redeemable Preferred Stock (Preferred C) who did not

tender their stock in connection with the Company’s 2009 Offer to Purchase and Consent Solicitation (2009 Offer), including that the Company failed to achieve the requisite number of votes to amend the 2004 Series B Articles Supplementary, that the consents of the holders of Preferred B and Preferred C stock to amend the 2004 Series B Articles Supplementary and 2004 Series C Articles Supplementary (together, the 2004 Articles Supplementary) were not effective, and that the Company’s Board of Directors breached their fiduciary duties by recommending and approving the 2009 Offer.

The Maryland Action sought a judicial declaration that the Article Amendments related to the 2009 Offer (the 2009 Article Amendments) were ineffective, reinstatement of cumulative dividends on the Preferred B and Preferred C, payment of additional dividends that would have been required if the 2004 Articles Supplementary had remained in effect after June 29, 2009 (due to the Company’s purchase of certain Preferred Stock before year end 2009), the election of two directors by the holders of Preferred B and Preferred C stock, punitive damages and legal expenses.

In 2013, the Company and the individual defendants in the Maryland Action prevailed on a motion to dismiss all claims, except the claim that the Company had failed to receive the requisite number of votes to amend the 2004 Series B Articles Supplementary and related remedies. All claims made on behalf of the holders of Preferred C and all claims against individual defendants were dismissed. The case proceeded to discovery and cross-motions for summary judgment on the remaining primary dispute as to whether the 2004 Series B Articles Supplementary required the approval of the holders of two-thirds (2/3rds) of the Preferred B, voting as a separate class, in order to make the 2009 Article Amendments to the 2004 Series B Articles Supplementary, which was the plaintiff’s position, or required the approval of the holders of two-thirds (2/3rds) of the Preferred B and Preferred C, voting together as a single class, which was the Company’s position.

The Circuit Court entered a Judgment Order (Judgment Order) on July 16, 2018 (amended on July 24, 2018), whereby it entered a partial final judgment: (1) in favor of the Company and all other defendants on all claims on behalf of the holders of Preferred C and all claims against all individual defendants, thereby affirming the validity of the 2009 Article Amendments to the 2004 Series C Articles Supplementary; (2) declaring its interpretation of the voting provision language in the 2004 Series B Articles Supplementary to mean that consent of the holders of two-thirds (2/3rds) of the Preferred B, voting as a separate class, was required to approve and amend the 2009 Article Amendments to the 2004 Series B Articles Supplementary, which was not obtained, thus rendering the amendments invalid and leaving the 2004 Series B Articles Supplementary continuously in effect; (3) ordering the Company to hold a special election within sixty (60) days for the holders of Preferred B to elect two directors to the Board of Directors pursuant to the 2004 Series B Articles Supplementary (who would remain on the Board until all accumulated dividends on the Series B Preferred Stock have been paid or set aside for payment); and (4) declaring that the Company is required to pay three quarters of dividends on the Preferred B under the 2004 Series B Articles Supplementary (approximately $1.2 million), but did not order the Company to make any payment at that time (the Outstanding 2009 Dividends), however the amount was accrued by the Company. The Circuit Court declined to certify any class pending the outcome of appeals and certified its partial Judgment Order for immediate appeal.

The Company appealed from the Judgment Order and one co-Plaintiff cross-appealed to the Court of Special Appeals (CSA). After briefing and argument, the CSA issued an opinion on April 1, 2020, affirming the Circuit Court’s judgments. Specifically, the CSA affirmed judgment in favor of the Company and other defendants on all claims involving Preferred C and affirmed judgment in favor of plaintiffs on the Preferred B voting rights interpretation, finding that the voting rights language in the 2004 Series B Articles Supplementary required consent of the holders of two-thirds (2/3rds) of the Preferred B, voting as a separate class, to amend the 2004 Series B Articles Supplementary in 2009.

The Company filed a petition for a writ of certiorari to the Maryland Court of Appeals (Court of Appeals) seeking review of the voting rights decision, which was granted. Neither of the two co-Plaintiffs sought further review. The Court of Appeals issued its decision on July 15, 2021, affirming the decisions of the Circuit Court and the Court of Special Appeals granting summary judgment in favor of the plaintiffs on the Preferred B voting rights language interpretation. Accordingly, the 2009 Article Amendments to the 2004 Series B Articles Supplementary were not validly adopted and the 2004 Series B Articles Supplementary remained in effect.

On August 17, 2021, the Court of Appeals issued its mandate returning the case to the Circuit Court for final proceedings on certain open issues, discussed below. On October 25, 2021, the case was assigned to a judge of the Circuit Court to oversee final disposition of outstanding issues.

On remand, the Circuit Court directed the parties to submit briefs on any outstanding issues. The two co-Plaintiffs filed motions taking differing positions regarding certification of a Preferred B (the Class), appointment of a Class representative and Class counsel, notice to the Class regarding payment of the Outstanding 2009 Dividends and any award of attorney’s fees to Plaintiffs’ counsel from future dividends. After a hearing on February 18, 2022, the Circuit Court took all such matters under submission.

On July 22, 2022, the Circuit Court issued an Order Certifying Class and Providing for Class Notice and Final Hearing, accompanied by a Memorandum Opinion explaining the Circuit Court’s rulings on the matters under submission. The Circuit Court denied plaintiff Curtis Timm’s Motion for Class Certification and Other Relief and granted plaintiff Camac Fund LP’s Motion to Certify Class, Appoint Class Representative and Lead Counsel, Preliminarily Determine Right to Receive Dividends, and Set Final Judgment Hearing. The Circuit Court certified a non-opt out class of owners of Preferred B stock from the close of the tender offer on June 29, 2009 to the date of the class certification order, appointed plaintiff Camac Fund as Lead Class Plaintiff and its counsel, Tydings & Rosenberg LLP, as Lead Class Counsel, ordered the co-plaintiffs to file any petitions for award of attorneys’ fees and expenses or other form of monetary award no later than August 12, 2022, and directed Impac to provide shareholder information to the parties’ class notice administrator by August 12, 2022.

In addition, the Circuit Court made a preliminary determination that the Outstanding 2009 Dividends should be paid to current Preferred B stockholders, as of a record date to be established. The Circuit Court stated that it anticipates entering final injunctive relief, prior to a final class hearing date, directing the Company to declare a record date for payment to then current Preferred B stockholders of the dividends previously determined to be due for three quarters in 2009 and to deposit such funds in escrow until after the proper recipients of the funds are determined following the final hearing. The Circuit Court specified the method by which the Company and the notice administrator are to give notice to the Class of the final hearing date and the opportunity to file objections to the proposed final injunctive relief and to the petitions for attorney’s fees and awards. Any awards of attorney’s fees and other monetary awards would be withheld from payment of the Outstanding 2009 Dividends and potentially withheld or deducted from future distributions to the Preferred B holders, including in connection with the Company’s recently filed Form S-4 for an Exchange Offer and Consent Solicitation, and distributed in accordance with the final rulings of the court.

The Circuit Court held a further conference on July 27, 2022, during which the parties discussed proposed revisions to the Class definition to include all Preferred B stockholders through the date of finality of final orders to be issued in the case, the method for the establishing a record date for the Company’s satisfaction of its obligations to distribute the adjudicated amount of the Outstanding 2009 Dividends, the final hearing date and other matters. The Circuit Court took the matters under further submission. On August 8, 2022, the Circuit Court issued an Amended Class Certification Order, which amends the definition of the class to include all Preferred B stockholders through the date of finality of final orders to be issued in the case, directs the Company to establish a record date of August 15, 2022 for distribution of the Outstanding 2009 Dividends in the amount of $1.2 million, and to pay that amount into the registry of the Circuit Court no later than August 19, 2022, to be held pending final resolution of all issues and final determination by the Court of the appropriate distribution of those funds. The Amended Class Certification Order states that the Company shall have no further right or obligation with respect to the funds deposited in the registry, except as necessary to effectual the final determination of the Court. The Company can take no action with respect to the Outstanding 2009 Dividends until the Circuit Court makes further orders.

McNair v Impac Mortgage Corp.

On September 18, 2018, a purported class action was filed in the Superior Court of California, Orange County, entitled McNair v. Impac Mortgage Corp. dba CashCall Mortgage. The plaintiff contends the defendant did not pay the plaintiff and purported class members overtime compensation, provide required meal and rest breaks, or provide accurate wage statements. The action seeks damages, restitution, penalties, interest, attorney’s fees, and all other appropriate injunctive, declaratory, and equitable relief. On March 8, 2019, a First Amended Complaint was filed, which added a claim alleging PAGA violations. On March 12, 2019, the parties filed a stipulation with the court stating (1) the plaintiff’s individual claims should be arbitrated pursuant to the parties’ arbitration agreement, (2) the class claims should be struck from the First Amended Complaint, and (3) the plaintiff will proceed solely with regard to her PAGA claims. This case was consolidated with the Batres v. Impac Mortgage Corp. dba CashCall Mortgage case discussed below with a rescheduled trial date of January 18, 2022. On October 28, 2021, the Company entered into a settlement agreement, which was amended and restated on February 17, 2022. On March 14, 2022, the court issued an order granting preliminary approval of the settlement. No assurances can be given that such settlement will receive final approval by the court.

Batres v. Impac Mortgage Corp.

On December 27, 2018, a purported class action was filed in the Superior Court of California, Orange County, entitled Batres v. Impac Mortgage Corp. dba CashCall Mortgage. The plaintiff contends the defendant did not pay the plaintiff and purported class members overtime compensation, provide required meal and rest breaks, or provide accurate wage statements. The action seeks damages, restitution, penalties, interest, attorney’s fees, and all other appropriate injunctive, declaratory, and equitable relief. On March 14, 2019, the plaintiff filed an amended complaint alleging only PAGA violations and seeking penalties, attorneys’ fees, and such other appropriate relief. This case was consolidated with the McNair v. Impac Mortgage Corp. dba CashCall Mortgage discussed above with a rescheduled trial date of January 18, 2022. On October 28, 2021, the Company entered into a settlement agreement, which was amended and restated on February 17, 2022. On March 14, 2022, the court issued an order granting preliminary approval of the settlement. No assurances can be given that such settlement will receive final approval by the court.

UBS Americas Inc., et al. v. Impac Funding Corporation et al.

On December 17, 2021, a summons with notice was filed in the Supreme Court of the State of New York, County of New York (NY Court), initiating a lawsuit entitled UBS Americas Inc., et al. v. Impac Funding Corporation et al. The plaintiffs contend that the defendants are required to indemnify payments that plaintiffs made to resolve claims asserted by the Federal Home Loan Bank of San Francisco and HSH Nordbank AG related to certain residential mortgage-backed securities (RMBS). Plaintiffs contend that the RMBS included loans that the defendants allegedly sold to certain UBS entities in breach of contractual representations and warranties. Plaintiffs further contend that they settled the cases for which plaintiffs are demanding indemnification in December 2015 and March 2016. On April 18, 2022, the Company accepted service of the summons with notice on behalf of Impac Funding Corp. and Impac Mortgage Holdings, Inc. On June 2, 2022, a complaint was filed with the NY Court related to the summons with notice, however Impac Mortgage Holdings, Inc. was no longer listed as a defendant in the matter. On July 25, 2022, Impac Funding Corporation filed a motion to dismiss the complaint. The Company believes the claims are without merit and intends to defend itself vigorously.

CrossCountry Mortgage, LLC v Impac Mortgage Holdings, Inc. and Impac Mortgage Corp.

On August 4, 2022, a complaint was filed in the United States District Court for the Northern District of Ohio — Eastern Division by CrossCountry Mortgage, LLC (Plaintiff) against the Company and its wholly-owned subsidiary Impac Mortgage Corp. dba CashCall Mortgage (IMC). The Plaintiff alleges infringement of Plaintiff’s federally-registered trademark, unfair competition and false designation of origin and for substantial and related claims of deceptive trade practice under the statutory and common laws of the State of Ohio. Plaintiff is seeking injunctive and monetary relief. The Company and IMC were served with the complaint on August 8, 2022. The Company and IMC believe the claims are without merit and we intend to defend ourselves vigorously.

The Company is a party to other litigation and claims which are in the course of the Company’s operations. While the results of such other litigation and claims cannot be predicted with certainty, the Company believes the final outcome of such matters will not have a material adverse effect on the Company’s financial condition or results of operations. The Company believes that it has meritorious defenses to the claims and intends to defend these claims vigorously and as such the Company believes the final outcome of such matters will not have a material adverse effect on its financial condition or results of operations. Nevertheless, litigation is uncertain and the Company may not prevail in the lawsuits and can express no opinion as to their ultimate resolution. An adverse judgment in any of these matters could have a material adverse effect on the Company’s financial position and results of operations.

Please refer to IMH’s report on Form 10-K for the year ended December 31, 2021 for additional information regarding litigation and claims.

Repurchase Reserve

When the Company sells mortgage loans, it makes customary representations and warranties to the purchasers about various characteristics of each loan such as the origination and underwriting guidelines, including but not limited to the validity of the lien securing the loan, property eligibility, borrower credit, income and asset requirements, and compliance with applicable federal, state and local law. The Company’s whole loan sale agreements generally require it to repurchase loans if the Company breached a representation or warranty given to the loan purchaser as well as refunds of premiums to investors for early payoffs on loans sold.

The following table summarizes the repurchase reserve activity, within other liabilities on the consolidated balance sheets, related to previously sold loans as of and for the six months ended June 30, 2022 and year ended December 31, 2021:

	June 30,	December 31,
	2022	2021
Beginning balance	$4,744	$7,054
Provision for repurchases (1)	2,433	111
Settlements	(1,178)	(2,421)
Total repurchase reserve	$5,999	$4,744
(1)	The provision for repurchases is included in gain on sale of loans, net in the accompanying consolidated statements of operations and comprehensive loss.

Corporate-owned Life Insurance Trusts

During the first quarter of 2020, there was a triggering event that caused the Company to reevaluate the consolidation of certain corporate-owned life insurance trusts. As a result, the Company has consolidated life insurance trusts for three former executive officers. The corporate-owned life insurance contracts are recorded at cash surrender value, which is provided by a third party and held within trusts. At June 30, 2022, the cash surrender value of the policies was $11.7 million and were recorded within other assets on the consolidated balance sheets. At June 30, 2022, the liability associated with the corporate-owned life insurance trusts was $13.3 million and is recorded in other liabilities on the consolidated balance sheets.

	At June 30, 2022
Corporate-owned life insurance trusts:	Trust #1	Trust #2	Trust #3	Total
Corporate-owned life insurance cash surrender value	$5,345	$4,148	$2,188	$11,681
Corporate-owned life insurance liability	6,123	4,800	2,338	13,261
Corporate-owned life insurance shortfall (1)	$(778)	$(652)	$(150)	$(1,580)
(1)

The initial $1.3 million of shortfall was recorded as a change in retained deficit at the time of the consolidation of the trusts in 2020.  The additional shortfall was recognized in the accompanying consolidated statements of operations and comprehensive loss.

Commitments to Extend Credit

The Company enters into IRLCs with prospective borrowers whereby the Company commits to lend a certain loan amount under specific terms and interest rates to the borrower. These loan commitments are treated as derivatives and are carried at fair value. See Note 7. — Fair Value of Financial Instruments for more information.

Note 13. — Commitments and Contingencies

Legal Proceedings

The Company is a defendant in or a party to a number of legal actions or proceedings that arise in the ordinary course of business. In some of these actions and proceedings, claims for monetary damages are asserted against the Company. In view of the inherent difficulty of predicting the outcome of such legal actions and proceedings, the Company generally cannot predict what the eventual outcome of the pending matters will be, what the timing of the ultimate resolution of these matters will be, or what the eventual loss related to each pending matter may be, if any.

In accordance with applicable accounting guidance, the Company establishes an accrued liability for litigation when those matters present loss contingencies that are both probable and estimable. In any case, there may be exposure to losses in excess of any such amounts whether accrued or not. Any estimated loss is subject to significant judgment and is based upon currently available information, a variety of assumptions, and known and unknown uncertainties. The matters underlying the estimated loss will change from time to time, and actual results may vary significantly from the current estimate. Therefore, an estimate of possible loss represents what the Company believes to be an estimate of possible loss only for certain matters meeting these criteria. It does not represent the Company’s maximum loss exposure.

Based on the Company’s current understanding of pending legal actions and proceedings, management does not believe that judgments or settlements arising from pending or threatened legal matters, individually or in the aggregate, will have a material adverse effect on the consolidated financial position, operating results or cash flows of the Company. However, in light of the inherent uncertainties involved in these matters, some of which are beyond the Company’s control, and the very large or indeterminate damages sought in some of these matters, an adverse outcome in one or more of these matters could be material to the Company’s results of operations or cash flows for any particular reporting period.

The legal matters summarized below are ongoing and may have an effect on the Company’s business and future financial condition and results of operations:

On December 7, 2011, a purported class action was filed in the Circuit Court of Baltimore City entitled Timm v. Impac Mortgage Holdings, Inc., et al. alleging on behalf of holders of the Company’s 9.375% Series B Cumulative Redeemable Preferred Stock (Preferred B) and 9.125% Series C Cumulative Redeemable Preferred Stock (Preferred C) who did not tender their stock in connection with the Company’s 2009 completion of its Offer to Purchase and Consent Solicitation that the Company failed to achieve the required consent of the Preferred B and C holders, the consents to amend the Preferred stock were not effective because they were given on unissued stock (after redemption), the Company tied the tender offer with a consent requirement that constituted an improper “vote buying” scheme, and that the tender offer was a breach of a fiduciary duty. The action sought the payment of two quarterly dividends for the Preferred B and C holders, the unwinding of the consents and reinstatement of the cumulative dividend on the Preferred B and C stock, and the election of two directors by the Preferred B and C holders. The action also sought punitive damages and legal expenses. On July 16, 2018, the Circuit Court entered a Judgment Order (“Judgment Order”) whereby it (1) declared and entered judgment in favor of all defendants on all claims related to the Preferred C holders and all claims against all individual defendants thereby affirming the validity of the 2009 amendments to the Preferred C Articles Supplementary; (2) declared its interpretation of the voting provision language in the Preferred B Articles Supplementary to mean that consent of two-thirds of the Preferred B stockholders was required to approve the 2009 amendments to the Preferred B Articles Supplementary, which consent was not obtained, thus rendering the amendments invalid and leaving the 2004 Preferred B Articles Supplementary in effect; (3) ordered the Company to hold a special election within sixty days for the Preferred B stockholders to elect two directors to the Board of Directors pursuant to the 2004 Preferred B Articles Supplementary (which Directors will remain on the Company’s Board of Directors until such time as all accumulated dividends on the Preferred B have been paid or set aside for payment); and (4) declared that the Company is required to pay three quarters of dividends on the Preferred B stock under the 2004 Preferred B Articles Supplementary (approximately, $1.2 million, but did not order the Company to make any payment at that time). The Circuit Court declined to certify any class pending the outcome of appeals and certified its Judgment Order for immediate appeal. On October 2, 2019, the Court of Special Appeals held oral argument for all appeals in the matter. On April 1, 2020, the Court of Special Appeals issued an opinion affirming the judgment in favor of the plaintiffs on all claims involving Preferred C, and affirming judgment for plaintiffs on the Preferred B voting rights finding that the voting rights provision was not ambiguous. In response, the Company filed a petition for a writ of certiorari to the Maryland Court of Appeals appealing the Court of Special Appeals opinion, which was granted on July 13, 2020. All parties submitted their briefs and oral argument was held on December 4, 2020. On July 15, 2021, the Maryland Court of Appeals affirmed the decision of the Circuit Court (and the Court of Special Appeals) in granting summary judgment in favor of the plaintiffs on the Preferred B voting rights and, although the Court of Appeals found the voting rights provision to be ambiguous, it concluded that the extrinsic evidence presented to the Circuit Court, which it found to be undisputed, supported the plaintiffs’ interpretation that the voting rights provision required separate voting by the Preferred B stockholders to amend the 2004 Preferred B Articles Supplementary. Accordingly, the 2009 amendments to the Preferred B Articles Supplementary were not validly adopted and the 2004 Preferred Articles Supplementary remain in effect. On August 17, 2021, the Court of Appeals issued its mandate returning the case to the Circuit Court for final proceedings. On October 25, 2021, the case was assigned to a judge of the Circuit Court to oversee final disposition of outstanding issues. Thereafter, and in consideration of the Circuit Court’s outstanding Order, co-Plaintiff Camac Fund LP called upon the Company to hold a special meeting of the Preferred B stockholders for the election of two directors (“Special Meeting”) under the 2004 Preferred B Articles Supplementary. The Special Meeting was convened on October 13, 2021, then adjourned by a vote of all shares present to November 23, 2021 due to lack of a quorum sufficient for election of directors. A quorum was not present at the meeting as reconvened on November 23, 2021, and the Special Meeting was further adjourned to January 6, 2022. At the reconvened Special Meeting held on January 6, 2022, a quorum was again not present, and the meeting was concluded. As a quorum was not established at the Special Meeting, no directors have yet been elected by the holders of Series B Preferred Shares.

On April 20, 2017, a purported class action was filed in the United States District Court, Central District of California, entitled Nguyen v. Impac Mortgage Corp. dba CashCall Mortgage et al. The plaintiffs contend the defendants did not pay purported class members overtime compensation or provide meal and rest breaks, as required by law. The action seeks to invalidate any waiver signed by a purported class member of their right to bring a class action and seeks damages, restitution, penalties, attorney’s fees, interest, and an injunction against unfair, deceptive, and unlawful activities. On August 23, 2018, the court (1) granted the defendants motion to compel arbitration as to all claims, except for the plaintiffs’ claims under California’s Labor Code Private Attorneys General Act (PAGA); (2) ordered the plaintiffs to submit their claims (other than PAGA claims) to arbitration on an individual, non-class, non-collective, and non-representative basis; (3) dismissed all class and collective claims with prejudice to the plaintiffs and without prejudice to putative class members; and (4) stayed all claims that were compelled to arbitration, as well as the PAGA claims. Plaintiffs Jason Nguyen and Tam Nguyen each submitted their respective demands for individual arbitration to the American

Arbitration Association. The Company settled all individual claims brought by Jason Nguyen and Tam Nguyen and each of their arbitration claims were dismissed with prejudice on September 1, 2021.

On September 18, 2018, a purported class action was filed in the Superior Court of California, Orange County, entitled McNair v. Impac Mortgage Corp. dba CashCall Mortgage. The plaintiff contends the defendant did not pay the plaintiff and purported class members overtime compensation, provide required meal and rest breaks, or provide accurate wage statements. The action seeks damages, restitution, penalties, interest, attorney’s fees, and all other appropriate injunctive, declaratory, and equitable relief. On March 8, 2019, a First Amended Complaint was filed, which added a claim alleging PAGA violations. On March 12, 2019, the parties filed a stipulation with the court stating (1) the plaintiff’s individual claims should be arbitrated pursuant to the parties’ arbitration agreement, (2) the class claims should be struck from the First Amended Complaint, and (3) the plaintiff will proceed solely with regard to her PAGA claims. This case was consolidated with the Batres v. Impac Mortgage Corp. dba CashCall Mortgage case discussed below with a rescheduled trial date of January 18, 2022. On October 28, 2021, the Company entered into a settlement agreement, which is subject to court review and approval, to resolve all claims brought by Plaintiff McNair and the class members. No assurances can be given that such settlement will be approved by the court. On December 27, 2018, a purported class action was filed in the Superior Court of California, Orange County, entitled Batres v. Impac Mortgage Corp. dba CashCall Mortgage. The plaintiff contends the defendant did not pay the plaintiff and purported class members overtime compensation, provide required meal and rest breaks, or provide accurate wage statements. The action seeks damages, restitution, penalties, interest, attorney’s fees, and all other appropriate injunctive, declaratory, and equitable relief. On March 14, 2019, the plaintiff filed an amended complaint alleging only PAGA violations and seeking penalties, attorneys’ fees, and such other appropriate relief. This case was consolidated with the McNair v. Impac Mortgage Corp. dba CashCall Mortgage discussed above with a rescheduled trial date of January 18, 2022. On October 28, 2021, the Company entered into a settlement agreement, which is subject to court review and approval, to resolve all claims brought by Plaintiff McNair and the class members. No assurances can be given that such settlement will be approved by the court.

On July 3, 2019, a representative action was filed in the Superior Court of California, Orange County, entitled Law v. Impac Mortgage Corp. dba CashCall Mortgage under PAGA. The plaintiff contends the defendant did not pay its employees overtime compensation, provide required meal and rest breaks, or provide accurate wage statements as required by law. The action seeks penalties, attorneys’ fees, and such other appropriate relief. The Law action was deemed related to the McNair action on August 19, 2019. On January 13, 2020, the Law action was stayed pending resolution of the above-referenced McNair action. On March 2, 2021, Law submitted his individual claims related to his wage and hour claims to arbitration. The Company settled all claims brought by Law and his arbitration matter was closed and his action with the Superior Court of California was dismissed with prejudice on August 12, 2021.On December 17, 2021, a lawsuit was filed in the Supreme Court of the State of New York, County of New York, entitled UBS Americas Inc., et al. v. Impac Funding Corporation et ano. The plaintiffs contend that the defendants are required to indemnify payments that plaintiffs made to resolve claims asserted by the Federal Home Loan Bank of San Francisco and HSH Nordbank AG related to certain residential mortgage-backed securities (RMBS). Plaintiffs contend that the RMBS included loans that the Company’s former subsidiary, Novelle Financial Services, Inc., sold to certain UBS entities in breach of contractual representations and warranties. Plaintiffs further contend that they settled the cases for which plaintiffs are demanding indemnification in December 2015 and March 2016. The lawsuit has not been served. The Company believes the claims are without merit and intends to defend itself vigorously.

The Company is a party to other litigation and claims which are normal in the course of the Company’s operations. While the results of such other litigation and claims cannot be predicted with certainty, the Company believes the final outcome of such matters will not have a material adverse effect on its financial condition or results of operations. The Company believes that it has meritorious defenses to the above claims and intends to defend these claims vigorously and as such the Company believes the final outcome of such matters will not have a material adverse effect on its financial condition or results of operations. Nevertheless, litigation is uncertain and the Company may not prevail in the lawsuits. An adverse judgment in any of these matters could have a material adverse effect on the Company’s financial position and results of operations.

Lease Commitments

The following table presents the operating and finance lease balances within the consolidated balance sheets, weighted average remaining lease term, and weighted average discount rates related to the Company’s leases as of December 31, 2021:

		December 31,
Lease Assets and Liabilities	Classification	2021
Assets
Lease ROU assets	Other assets	$ 10,209

Liabilities
Lease liabilities	Other liabilities	$ 12,562

Weighted average remaining lease term (in years)		2.7
Weighted average discount rate		4.8%

The following table presents the maturities of the Company’s operating lease liabilities as of December 31, 2021:

Year 2022	$4,809
Year 2023	4,909
Year 2024	3,729
Total lease commitments	$13,447
Less: imputed interest	(885)
Total lease liability	$12,562

During the years ended December 31, 2021 and 2020, cash paid for operating leases was $4.6 million and $5.2 million, respectively. Total operating lease expense for the years ended December 31, 2021 and 2020 was $4.0 million and $4.7 million, respectively. Operating lease expense includes short-term leases and sublease income, both of which are immaterial.

During the year ended December 31, 2020, the Company recognized ROU asset impairment of $393 thousand related to the consolidation of one floor of the Company’s corporate office, reducing the carrying value of the lease asset to its estimated fair value. The impairment charge is included in general, administrative and other expense in the consolidated statements of operations and comprehensive loss.

As of December 31, 2021, the Company had no additional operating leases that had not yet commenced.

Repurchase Reserve

The provision for repurchases represents an estimate of losses to be incurred on the repurchase of loans or indemnification of purchaser's losses related to loan sales. Certain sale contracts and GSE standards require the Company to repurchase a loan or indemnify the purchaser or insurer for losses if a borrower fails to make initial loan payments or if the accompanying mortgage loan fails to meet certain customary representations and warranties.

In the event of a breach of the representations and warranties, the Company may be required to either repurchase the loan or indemnify the purchaser for losses it sustains on the loan. In addition, an investor may request that the Company refund a portion of the premium paid on the sale of mortgage loans if a loan is prepaid within a certain amount of time from the date of sale. The Company records a reserve for estimated losses associated with loan repurchases, purchaser indemnification and premium refunds. The provision for repurchase losses is charged against gain on sale of loans, net in the consolidated statements of operations and comprehensive loss. A release of repurchase reserves is recorded when the Company's assessment reveals that previously recorded reserves are no longer needed.

Loans sold to Ginnie Mae are insured by the FHA or are guaranteed by the VA. As servicer, the Company may elect to repurchase delinquent loans in accordance with Ginnie Mae guidelines; however, the loans continue to be insured. The Company may also indemnify the FHA and VA for losses related to loans not originated in accordance with their guidelines.

A selling representation and warranty framework was introduced by the GSEs in 2013 and enhanced in 2014 that helps address concerns of loan sellers with respect to loan repurchase risk. Under the framework, a GSE will not exercise its remedies, including the issuance of repurchase requests, for breaches of certain selling representations and warranties if a mortgage meets certain eligibility requirements. For loans sold to GSEs on or after January 1, 2013, repurchase risk for Home Affordable Refinance Program (HARP) loans is lowered if the borrower stays current on the loan for 12 months and representation and warranty risks are limited for non-HARP loans that stay current for 36 months.

The Company regularly evaluates the adequacy of repurchase reserves based on trends in repurchase and indemnification requests, actual loss experience, settlement negotiation, estimated future loss exposure and other relevant factors including economic conditions. The Company sold $2.8 billion and $3.3 billion of loans for the years ended December 31, 2021 and 2020, respectively, which are subject to repurchase representations and warranties. The Company believes its reserve balances as of December 31, 2021 are sufficient to cover loss exposure associated with repurchase contingencies.

The following table summarizes the repurchase reserve activity (included in other liabilities in the accompanying consolidated balance sheets) related to previously sold loans for the years ended December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
Beginning balance	$7,054	$8,969
Provision for repurchases(1)	111	5,227
Settlements	(2,421)	(7,142)
Total repurchase reserve	$4,744	$7,054
(1)	All segment asset balances exclude intercompany balances.

Corporate-owned Life Insurance Trusts

During the first quarter of 2020, there was a triggering event that caused the Company to reevaluate the consolidation of certain corporate-owned life insurance trusts. As a result, the Company has consolidated life insurance trusts for three former executive officers. The corporate-owned life insurance contracts are recorded at cash surrender value, which is provided by a third party and held within trusts. At December 31, 2021, the cash surrender value of the policies was $10.8 million and were recorded within other assets on the consolidated balance sheets. At December 31, 2021, the liability associated with the corporate-owned life insurance trusts was $13.0 million and was recorded within other liabilities on the consolidated balance sheets.

	At December 31, 2021
Corporate-owned life insurance trusts:	Trust #1	Trust #2	Trust #3	Total
Corporate-owned life insurance cash surrender value	$4,972	$3,821	$1,995	$10,788
Corporate-owned life insurance liability	6,015	4,715	2,297	13,027
Corporate-owned life insurance shortfall(1)	$(1,043)	$(894)	$(302)	$(2,239)
(1)

$1.3 million of the total shortfall was recorded as a change in retained deficit at the time of the consolidation of the trusts in 2020. The additional shortfall was recorded in the accompanying consolidated statements of operations and comprehensive loss.

Concentration of Risk

The aggregate unpaid principal balance of loans in the Company’s long-term mortgage portfolio secured by properties in California and Florida was $817.1 million and $204.6 million, or 46% and 12%, respectively, at December 31, 2021.

The Company sells mortgage loans to various third-party investors. The largest seven investors accounted for 81% of the Company’s loan sales for the year ended December 31, 2021. No other investors accounted for more than 5% of the loan sales for the year ended December 31, 2021. The Company also has geographic concentration risk because 77% of the Company’s mortgage loan originations during 2021 were for borrowers located in California.